Schedule of Investments (unaudited)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
CSL Ltd.	17,168	$3,419,115
IDP Education Ltd.	24,303	344,555
Vicinity Ltd.	628,867	758,486
		4,522,156
Austria — 0.4%
Verbund AG	18,816	1,421,808

Belgium — 4.0%
Elia Group SA/NV	10,452	1,264,932
Umicore SA	512,553	14,248,913
		15,513,845
Canada — 3.6%
Northland Power Inc.	69,892	1,533,248
RioCan REIT	30,540	450,395
Saputo Inc.	153,633	3,974,652
West Fraser Timber Co. Ltd.	116,929	7,890,877
		13,849,172
Cayman Islands — 0.0%
Zai Lab Ltd.(a)	17,150	55,998

Chile — 1.4%
Empresas CMPC SA	3,300,281	5,643,038

China — 10.0%
3SBio Inc.(b)	316,000	320,092
Anjoy Foods Group Co. Ltd., Class A	3,400	73,558
BeiGene Ltd.(a)	14,021	238,325
Beijing Easpring Material Technology Co. Ltd., Class A	15,800	108,992
Beijing Enterprises Water Group Ltd.	5,038,000	1,235,660
CECEP Solar Energy Co. Ltd., Class A	90,100	88,495
CECEP Wind Power Corp, Class A	135,700	73,416
China Conch Venture Holdings Ltd.	729,500	916,373
China Everbright Environment Group Ltd.	6,702,000	2,619,697
China Longyuan Power Group Corp. Ltd., Class H	1,770,000	1,986,824
China Medical System Holdings Ltd.	143,000	201,327
China Mengniu Dairy Co. Ltd.	1,118,000	4,345,268
China Railway Signal & Communication Corp. Ltd., Class A	185,936	155,719
China Three Gorges Renewables Group Co. Ltd., Class A	318,900	243,199
Chongqing Fuling Zhacai Group Co. Ltd., Class A	4,800	15,895
Contemporary Amperex Technology Co. Ltd., Class A	115,820	3,601,963
CSPC Pharmaceutical Group Ltd.	713,520	621,643
Flat Glass Group Co. Ltd., Class A	23,000	104,316
Flat Glass Group Co. Ltd., Class H	26,000	73,048
Ginlong Technologies Co. Ltd., Class A(a)	3,200	44,916
Hansoh Pharmaceutical Group Co. Ltd.(b)	58,000	96,535
Henan Shuanghui Investment & Development Co. Ltd., Class A	114,700	396,319
Hengan International Group Co. Ltd.	278,000	1,181,925
Hengdian Group DMEGC Magnetics Co. Ltd.	37,400	95,301
Innovent Biologics Inc.(a)(b)	42,500	199,190
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A, NVS	1,008	33,021
Koolearn Technology Holding Ltd.(a)(b)	43,500	161,743
Li Auto Inc., Class A(a)	304,444	4,417,587
Ming Yang Smart Energy Group Ltd., Class A	128,500	317,048
NIO Inc., ADR(a)(c)	723,444	5,447,533
Nongfu Spring Co. Ltd., Class H(b)	68,000	364,588
Pylon Technologies Co. Ltd., Class A, NVS	1,162	32,254

Security	Shares	Value

China (continued)
Riyue Heavy Industry Co. Ltd., Class A	13,900	$41,618
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	7,500	30,259
Shimao Group Holdings Ltd.(a)(c)(d)	7,401,474	1,220,833
Sungrow Power Supply Co. Ltd., Class A	19,800	306,372
Tingyi Cayman Islands Holding Corp.	976,000	1,462,033
Titan Wind Energy Suzhou Co. Ltd., Class A	38,400	83,926
Vinda International Holdings Ltd.(c)	219,000	527,165
Xinyi Solar Holdings Ltd.	1,758,000	1,736,581
XPeng Inc.(a)	578,632	2,293,268
Yadea Group Holdings Ltd.(b)	630,000	1,255,572
Yihai Kerry Arawana Holdings Co. Ltd., Class A	40,600	229,623
		38,999,020
Denmark — 8.3%
Genmab A/S(a)	2,000	787,314
Novo Nordisk A/S, Class B	48,636	7,827,035
Orsted AS(b)	73,442	6,461,945
Rockwool A/S, Class B	8,697	2,077,737
Vestas Wind Systems A/S(a)	530,140	15,099,762
		32,253,793
France — 1.8%
Covivio	21,322	1,046,969
Gecina SA	4,915	504,825
Ipsen SA	3,665	424,933
Klepierre SA	90,784	2,062,968
Unibail-Rodamco-Westfield, New(a)	60,725	2,793,911
		6,833,606
Germany — 2.9%
LEG Immobilien SE(a)	40,290	2,098,384
Vonovia SE	496,315	9,131,893
		11,230,277
Greece — 0.0%
Terna Energy SA	10,191	219,910

Hong Kong — 4.3%
Henderson Land Development Co. Ltd.	325,000	1,031,177
Link REIT	262,820	1,528,297
MTR Corp. Ltd.	349,500	1,608,786
Swire Properties Ltd.	189,800	452,454
WH Group Ltd.(b)	22,939,000	11,992,339
		16,613,053
India — 0.5%
Adani Green Energy Ltd.(a)	13,039	153,614
Colgate-Palmolive India Ltd.	7,960	152,995
Hindustan Unilever Ltd.	34,604	1,115,160
Marico Ltd.	33,227	217,886
Nestle India Ltd.	1,319	345,358
		1,985,013
Indonesia — 0.2%
Indofood CBP Sukses Makmur Tbk PT	754,700	588,780
Unilever Indonesia Tbk PT	587,900	177,606
		766,386
Japan — 14.5%
Asahi Intecc Co. Ltd.	7,100	135,294
Central Japan Railway Co.	50,100	6,093,610
Chugai Pharmaceutical Co. Ltd.	37,100	998,513
Daiichi Sankyo Co. Ltd.	58,800	1,912,127
Daiwa House Industry Co. Ltd.	622,700	16,239,406
Daiwa House REIT Investment Corp.	222	465,816

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	184,100	$10,148,846
Eisai Co. Ltd.	19,300	1,227,631
GLP J-Reit	433	459,339
Japan Metropolitan Fund Invest	949	671,048
Japan Real Estate Investment Corp.	139	528,426
Kyowa Kirin Co. Ltd.	20,000	384,956
Nippon Building Fund Inc.	165	660,423
Nippon Prologis REIT Inc.	235	492,398
Nisshin Seifun Group Inc.	158,800	1,992,490
Nissin Foods Holdings Co. Ltd.	18,100	1,544,463
Nomura Real Estate Master Fund Inc.	493	579,528
Ono Pharmaceutical Co. Ltd.	46,900	876,987
Open House Group Co. Ltd.	74,700	2,864,718
Shionogi & Co. Ltd.	23,600	1,060,256
Sysmex Corp.	9,000	589,033
Terumo Corp.	39,600	1,204,709
TOTO Ltd.	89,900	2,722,567
Unicharm Corp.	62,800	2,385,025
		56,237,609
Malaysia — 0.1%
PPB Group Bhd	58,500	206,091
QL Resources Bhd	265,700	319,496
		525,587
Mexico — 0.6%
Gruma SAB de CV, Class B	78,755	1,210,465
Kimberly-Clark de Mexico SAB de CV, Class A	485,273	987,061
		2,197,526
Netherlands — 0.4%
JDE Peet's NV	56,424	1,639,270

Norway — 0.7%
Mowi ASA	113,907	1,955,960
Salmar ASA	18,913	834,472
		2,790,432
Saudi Arabia — 0.1%
ACWA Power Co.	3,133	124,583
Almarai Co. JSC	29,066	424,161
		548,744
Singapore — 1.0%
CapitaLand Ascendas REIT	358,100	714,710
CapitaLand Integrated Commercial Trust	1,046,840	1,548,364
City Developments Ltd.	261,700	1,305,838
Mapletree Pan Asia Commercial Trust	298,200	363,860
		3,932,772
South Korea — 3.3%
LG Energy Solution(a)	8,681	3,917,814
Samsung SDI Co. Ltd.	16,246	8,788,569
		12,706,383
Spain — 0.4%
Corp. ACCIONA Energias Renovables SA	26,872	895,757
EDP Renovaveis SA	37,480	745,257
EDP Renovaveis SA	633	12,587
		1,653,601
Sweden — 2.5%
Essity AB, Class B	258,060	6,872,227
Svenska Cellulosa AB SCA, Class B	187,580	2,493,991
Swedish Orphan Biovitrum AB(a)	19,694	396,216
		9,762,434

Security	Shares	Value

Switzerland — 4.5%
Geberit AG, Registered	4,268	$2,264,378
Novartis AG, Registered	157,223	15,069,308
		17,333,686
Taiwan — 1.7%
Taiwan High Speed Rail Corp.	506,000	535,421
Uni-President Enterprises Corp.	2,526,000	6,102,903
		6,638,324
Thailand — 0.1%
BTS Group Holdings PCL, NVDR(c)	1,318,900	269,028

United Kingdom — 5.6%
Berkeley Group Holdings PLC	34,491	1,688,184
Johnson Matthey PLC	679,756	14,648,366
Land Securities Group PLC	93,090	699,367
Pearson PLC	471,916	4,682,377
		21,718,294
United States — 25.3%
Alexandria Real Estate Equities Inc.	25,640	2,909,113
Alnylam Pharmaceuticals Inc.(a)(c)	2,044	378,161
Amgen Inc.	40,929	9,030,984
Baxter International Inc.	84,710	3,449,391
BioMarin Pharmaceutical Inc.(a)	10,450	908,523
Boston Properties Inc.	63,947	3,112,301
Darling Ingredients Inc.(a)(c)	81,151	5,143,350
Dexcom Inc.(a)	11,635	1,364,320
Digital Realty Trust Inc.	94,596	9,692,306
Edwards Lifesciences Corp.(a)	24,067	2,027,164
Eli Lilly & Co.	16,924	7,268,181
Enphase Energy Inc.(a)	17,562	3,053,681
First Solar Inc.(a)	14,828	3,009,491
Horizon Therapeutics PLC(a)	14,436	1,444,033
Hormel Foods Corp.	109,941	4,205,243
Incyte Corp.(a)	21,477	1,321,909
Insulet Corp.(a)	1,935	530,674
Jazz Pharmaceuticals PLC(a)	12,806	1,641,217
Kimberly-Clark Corp.	100,705	13,522,667
Lucid Group Inc.(a)(c)	36,320	281,843
Regeneron Pharmaceuticals Inc.(a)	5,690	4,185,336
Rivian Automotive Inc., Class A(a)(c)	86,866	1,279,536
Seagen Inc.(a)	2,770	542,089
SolarEdge Technologies Inc.(a)(c)	10,987	3,129,427
Sun Communities Inc.	20,535	2,600,347
United Therapeutics Corp.(a)	4,177	876,084
Vertex Pharmaceuticals Inc.(a)	12,343	3,993,825
VMware Inc., Class A(a)	29,180	3,976,942
Xylem Inc./NY	33,424	3,349,085
		98,227,223

Total Long-Term Investments — 99.4%
(Cost: $433,787,094)		386,087,988

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	8,339,296	8,340,964

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	370,000	$370,000

Total Short-Term Securities — 2.2%
(Cost: $8,712,390)		8,710,964

Total Investments — 101.6%
(Cost: $442,499,484)		394,798,952

Liabilities in Excess of Other Assets — (1.6)%		(6,293,201)

Net Assets — 100.0%		$388,505,751

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,678,485	$663,501	(a)	$—	$2,243	$(3,265)	$8,340,964	8,339,296	$41,625	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	310,000	(a)	—	—	—	370,000	370,000	11,484		—
					$2,243	$(3,265)	$8,710,964		$53,109		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	15	06/16/23	$1,540	$(43,682)
MSCI Emerging Markets Index	13	06/16/23	622	(17,033)
S&P 500 E-Mini Index	2	06/16/23	419	177
				$(60,538)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Sustainable Development Goals ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$127,529,349	$257,337,806	$1,220,833	$386,087,988
Short-Term Securities
Money Market Funds	8,710,964	—	—	8,710,964
	$136,240,313	$257,337,806	$1,220,833	$394,798,952
Derivative Financial Instruments(a)
Assets
Equity Contracts	$177	$—	$—	$177
Liabilities
Equity Contracts	(60,715)	—	—	(60,715)
	$(60,538)	$—	$—	(60,538)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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